Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes Payable
9.	Notes Payable

The Company, through its wholly-owned subsidiary OTLLC, has three outstanding series of convertible notes (the Series C-1 notes, the Series C-2 notes, and the Series C-3 notes, collectively the “Notes”) with a combined total principal obligation of $2,585,816 and $2,579,220 at June 30, 2012 and December 31, 2011, respectively. Accrued interest on the Notes as of June 30, 2012 and December 31, 2011, were $204,195 and $139,727, respectively, resulting in a total obligation of $2,790,012 and $2,718,947 as of June 30, 2012 and December 31, 2011, respectively. Each series of Notes is convertible under certain circumstances into the Company’s common stock at different conversion rates. The holders of the Notes received detachable warrants to purchase common stock at $0.3125 per share in connection with their investment in the Notes. In November 2010, OTLLC issued the Series C-1 notes as payoff of the previously outstanding Series A convertible notes and the Series C-2 notes for the previously outstanding Series B convertible notes.

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of June 30, 2012:

As of June 30, 2012
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,050,500	16,808,000	2,841,440
Series C-2 Notes	$0.1875	1,128,850	6,020,533	3,200,000
Series C-3 Notes	$0.1500	610,662	4,071,080	1,972,000

		$2,790,012	26,899,613	8,013,440

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of December 31, 2011:

As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,640	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,504	1,972,000

		$2,718,947	26,234,384	8,013,440

The Company has not included these share equivalents in earnings per share calculations as they are anti-dilutive.

Interest on the Notes accrues at the rate of 5% per annum, compounded annually, and is payable at the election of the Company on the last day of each calendar quarter. Accrued but unpaid interest is added to the principal. Accrued and unpaid interest will be converted to shares of common stock if the related Note principal is converted to common stock. The accrued and unpaid interest becomes payable on the maturity date of December 31, 2012. If not converted or paid on the maturity date, then any accrued and unpaid interest on the Notes will be added to the Note principal and the then outstanding principal balance will be payable in two equal annual installments on December 31, 2013 and December 31, 2014, together with interest earned at the rate of 5% per annum, compounded annually, which interest shall be paid quarterly commencing in the first quarter of 2013. The Notes are secured by substantially all assets of OTLLC.

Notes payable consist of the following:

	June 30, 2012	December 31, 2011
Convertible notes (C-1, C-2 and C-3)	$2,585,816	$2,579,220
Debt discount - beneficial conversion feature	(767,448)	(867,273)
Debt discount - warrant value	(52,473)	(62,073)

Net	$1,765,895	$1,649,874

The previously outstanding Series A convertible notes payable were determined to have an embedded beneficial conversion feature under the provisions of FASB ASC 470-20, “Debt with Conversion and Other Options” based on the 2008 and 2009 issuances at market value of $2 per share and an exercise price of $1.00 per share. In accordance with ASC 470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $887,950 was recorded for Series A convertible note issuances during 2008 through 2009 and amortization expense recognized in the amounts of $0 and $180,826 for the years ended December 31, 2011 and December 31, 2010, respectively.

In November 2010, OTLLC extinguished previously issued Series A and Series B convertible notes and issued new Series C-1 and Series C-2 convertible notes to replace the Series A and Series B notes. As a result of this transaction, a gain on extinguishment of debt was recognized in the amount of $264,676 under the provisions of ASC 470-50, “Modifications and Extinguishments”.

The Series C-1 convertible notes, issued in exchange for the Series A convertible notes, were also determined to have an embedded beneficial conversion feature under the provisions of ASC 470-20, “Debt with Conversion and Other Options” based on the November 2010 market value of $1 per share and an exercise price of $.50 per share. In accordance with ASC 470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $972,070 was recorded at November 2010 for the Series C-1 convertible note issuances and amortization expense recognized in the amounts of $99,825 and $33,229 for the six month periods ended June 30, 2012 and 2011, respectively. The unamortized discount balance as of June 30, 2012 and December 31, 2011 was $767,448 and $867,273, respectively.

9.	Notes Payable

The Company has outstanding three series of convertible notes issued November 2010 (the Series C-1 notes, the Series C-2 notes, and the Series C-3 notes, collectively the “Notes”) with a combined total principal obligation of $2,579,220 at December 31, 2011 and $2,434,637 at December 31, 2010. Combined interest obligations as of December 31, 2011 and 2010 of $139,728 and $13,912 result in a total obligation of $2,718,947 and $2,448,550 as of December 31, 2011 and 2010, respectively. Each series of Notes is convertible under certain circumstances into the Company’s shares at different conversion rates. The holders of the Notes received detachable warrants to purchase shares at $0.3125 per share in connection with their investment in the Notes. In November 2010, the Company issued the Series C-1 notes as payoff of the previously outstanding Series A convertible notes and the Series C-2 notes for the previously outstanding Series B convertible notes.

The following table shows the number of potential shares that would be issued if all the Notes were converted and the related warrants were all exercised as of December 31, 2011:

As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,640	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,504	1,972,000

		$2,718,947	26,234,384	8,013,440

The following table shows the number of potential shares that would be issued if all the Notes were converted and the related warrants were all exercised as of December 31, 2010:

As of December 31, 2010
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Warrants Exercised@ $0.3125
Series C-1 Notes	$0.0625	$977,662	15,642,592	2,841,440
Series C-2 Notes	$0.1875	1,050,578	5,603,080	3,200,000
Series C-3 Notes	$0.1500	420,310	2,802,064	1,672,000

		$2,448,550	24,047,736	7,713,440

The Company has not included these shares in earnings per share calculations as they are anti-dilutive.

Interest on the Notes accrues at the rate of 5% per annum, compounded annually, and is payable at the election of the Company on the last day of each calendar quarter. Accrued but unpaid interest is added to the principal. Accrued and unpaid interest will be converted to shares if the related Note principal is converted to shares. The accrued and unpaid interest becomes payable on the maturity date of December 31, 2012. If not converted or paid on the maturity date, then any accrued and unpaid interest on the Notes will be added to the Note principal and the then outstanding principal balance will be payable in two equal annual installments on December 31, 2013 and December 31, 2014, together with interest earned at the rate of 5% per annum, compounded annually, which interest shall be paid quarterly commencing in the first quarter of 2013. The Notes are secured by substantially all assets of the Company.

Notes payable consist of the following at December 31,

	2011	2010
Convertible notes (C-1, C-2 and C-3)	$2,579,220	$2,434,638
Debt discount - beneficial conversion feature	(867,273)	(970,745)
Debt discount - warrant value	(62,073)	(77,614)

Net	$1,649,874	$1,386,279

The previously outstanding Series A convertible notes payable were determined to have an embedded beneficial conversion feature under the provisions of FASB ASC 470-20, “Debt with Conversion and Other Options” based on the 2008 and 2009 issuances at market value of $0.25 per share and an exercise price of $0.125 per share. In accordance with ASC 470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $887,950 was recorded for Series A convertible note issuances during 2008 thru 2009 and amortization expense recognized in the amounts of $0 and $ 180,826 for years ended December 31, 2011 and December 31, 2010, respectively.

In November 2010, the Company extinguished previously issued Series A and Series B convertible notes and issued new Series C-1 and Series C-2 convertible notes to replace the Series A and Series B notes. As a result of this transaction a gain on extinguishment of debt was recognized in the amount of $264,676 under the provisions of ASC 470-50, “Modifications and Extinguishments”.

The Series C-1 convertible notes, issued in exchange for the Series A convertible notes, were also determined to have an embedded beneficial conversion feature under the provisions of FASB ASC 470-20, “Debt with Conversion and Other Options” based on the November 2010 market value of $0.125 per share and an exercise price of $0.0625 per share. In accordance with ASC 470-20, an embedded conversion feature present in a convertible instrument shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. A discount of $972,070 was recorded at November 2010 for the Series C-1 convertible note issuances and amortization expense recognized in the amounts of $103,472 and $1,325 for years ended December 31, 2011 and December 31, 2010, respectively. The unamortized discount balance as of December 31, 2011 and 2010 was $867,273 and $970,745, respectively.